Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Wireless Portfolio
November 30, 2021
WIR-NPRT3-0122
1.810702.117
Common Stocks - 99.4%
	Shares	Value ($)
Communications Equipment - 8.6%
Communications Equipment - 8.6%
CommScope Holding Co., Inc. (a)	265,600	2,645,376
Ericsson:
(B Shares)	172,600	1,735,055
(B Shares) sponsored ADR	1,113,800	11,138,000
Motorola Solutions, Inc.	39,468	9,992,508
Nokia Corp. sponsored ADR (a)	1,769,900	9,911,440
ViaSat, Inc. (a)(b)	67,401	2,985,190
		38,407,569
Diversified Telecommunication Services - 17.4%
Alternative Carriers - 2.6%
Iridium Communications, Inc. (a)	70,600	2,714,570
Liberty Global PLC Class A (a)	231,100	6,101,040
Liberty Latin America Ltd. Class C (a)	236,900	2,662,756
		11,478,366
Integrated Telecommunication Services - 14.8%
AT&T, Inc.	1,131,100	25,823,013
Bezeq The Israel Telecommunication Corp. Ltd. (a)	4,912,400	6,982,202
Cellnex Telecom SA (c)	89,615	5,288,949
Elisa Corp. (A Shares)	58,900	3,537,648
Orange SA ADR (b)	885,300	9,490,416
Telefonica SA sponsored ADR	704,937	3,179,266
Verizon Communications, Inc.	241,001	12,115,120
		66,416,614
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		77,894,980
Entertainment - 2.5%
Interactive Home Entertainment - 2.0%
Activision Blizzard, Inc.	90,900	5,326,740
Zynga, Inc. (a)	584,400	3,523,932
		8,850,672
Movies & Entertainment - 0.5%
Spotify Technology SA (a)	10,200	2,432,700
TOTAL ENTERTAINMENT		11,283,372
Equity Real Estate Investment Trusts (REITs) - 13.2%
Specialized REITs - 13.2%
American Tower Corp.	153,692	40,341,076
Crown Castle International Corp.	39,101	7,102,697
SBA Communications Corp. Class A	33,700	11,586,060
		59,029,833
Interactive Media & Services - 6.8%
Interactive Media & Services - 6.8%
Alphabet, Inc. Class A (a)	3,900	11,068,005
Meta Platforms, Inc. Class A (a)	54,400	17,650,624
Snap, Inc. Class A (a)	39,200	1,866,312
		30,584,941
Internet & Direct Marketing Retail - 1.7%
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. (a)	2,200	7,715,554
IT Services - 0.7%
Internet Services & Infrastructure - 0.7%
Twilio, Inc. Class A (a)	11,100	3,176,265
Media - 0.8%
Cable & Satellite - 0.8%
DISH Network Corp. Class A (a)	115,249	3,601,531
Oil, Gas & Consumable Fuels - 1.7%
Oil & Gas Refining & Marketing - 1.7%
Reliance Industries Ltd.	243,900	7,811,945
Road & Rail - 1.8%
Trucking - 1.8%
Uber Technologies, Inc. (a)	212,300	8,067,400
Semiconductors & Semiconductor Equipment - 15.6%
Semiconductors - 15.6%
Marvell Technology, Inc.	366,100	26,055,337
NXP Semiconductors NV	31,500	7,035,840
Qorvo, Inc. (a)	60,900	8,905,407
Qualcomm, Inc.	153,550	27,724,988
		69,721,572
Software - 2.6%
Application Software - 2.6%
LivePerson, Inc. (a)	84,000	3,247,440
RingCentral, Inc. (a)	37,500	8,099,250
Zoom Video Communications, Inc. Class A (a)	300	63,423
		11,410,113
Technology Hardware, Storage & Peripherals - 16.5%
Technology Hardware, Storage & Peripherals - 16.5%
Apple, Inc.	400,620	66,222,486
Samsung Electronics Co. Ltd.	124,020	7,473,610
		73,696,096
Wireless Telecommunication Services - 9.5%
Wireless Telecommunication Services - 9.5%
Bharti Airtel Ltd. (a)	661,200	6,411,703
Bharti Airtel Ltd.	47,900	249,259
Millicom International Cellular SA (a)(b)	116,600	3,639,086
Rogers Communications, Inc. Class B (non-vtg.)	96,200	4,304,507
Shenandoah Telecommunications Co.	300	7,617
Spok Holdings, Inc.	1	10
T-Mobile U.S., Inc. (a)	209,816	22,830,079
Vodafone Group PLC sponsored ADR	358,381	5,261,033
		42,703,294
TOTAL COMMON STOCKS (Cost $291,041,778)		445,104,465

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (d)	3,696,557	3,697,297
Fidelity Securities Lending Cash Central Fund 0.07% (d)(e)	9,091,496	9,092,405
TOTAL MONEY MARKET FUNDS (Cost $12,789,702)		12,789,702

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $303,831,480)	457,894,167
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(10,262,497)
NET ASSETS - 100.0%	447,631,670

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,288,949 or 1.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	4,131,250	70,641,698	71,075,651	871	-	-	3,697,297	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	16,980,003	161,586,861	169,474,459	27,182	-	-	9,092,405	0.0%
Total	21,111,253	232,228,559	240,550,110	28,053	-	-	12,789,702

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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